Deposits from customers (Tables)	12 Months Ended
Dec. 31, 2025
Deposits from customers [abstract]
Summary of liabilities with financial and similar institutions

	12/31/2025	12/31/2024
Time deposits	51,292,542	39,228,575
Savings deposits	1,599,609	1,883,432
Demand deposits	1,376,606	1,415,427
Creditors by resources to release	614,327	275,795
Total	54,883,084	42,803,229